Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 3,452,647	$ 947,588
Restricted cash	959,672	2,124,655
Contracts receivable, net	30,120,533	24,669,365
Accounts receivable, net	3,024,531	2,655,845
Bank acceptance notes receivable	22,660	81,611
Inventories	635,989	365,480
Prepayments and advances to suppliers, net	2,526,056	3,568,003
Other receivables, net	516,607	767,681
Loans to third parties-current portion	2,434,715
Prepaid expenses and other current assets	18,348	94,539
TOTAL CURRENT ASSETS	43,711,758	35,274,767
NON-CURRENT ASSETS:
Property and equipment at cost, net	11,889,373	12,515,894
Intangible assets, net	5,124,264	969,339
Retainage receivables, net	2,408,070	3,146,986
Right of use assets	1,915,577
Rent and other deposits	85,999	43,633
Loans to third parties - long term portion	2,872,820
Long term investments	3,708,359	3,054,090
Goodwill	11,074,864
Deferred tax assets	2,008,173	1,648,967
TOTAL ASSETS	84,799,257	56,653,676
CURRENT LIABILITIES:
Short-term loans	861,846	1,698,058
Bank acceptance notes Payable	929,148	2,117,382
Accounts payable	2,386,061	1,361,687
Accrued expenses and other current liabilities	3,725,149	2,112,472
Operating lease liabilities	188,557
Loan payable - current	156,574	177,291
Advances from customers	1,311,004	3,131,338
Tax payable	10,915,483	9,085,746
Due to related party	7,759,443
TOTAL CURRENT LIABILITIES	28,233,265	19,683,974
Loan payable - long-term	54,726	212,351
Operating lease liabilities - long term	1,769,927
Deferred tax liabilities	805,826
TOTAL LIABILITIES	30,863,744	19,896,325
Commitments and contingencies
EQUITY:
Additional paid-in capital	28,369,076	13,361,447
Retained earnings	27,472,766	24,732,776
Accumulated other comprehensive income (loss)	(1,914,232)	(1,353,141)
TOTAL SHAREHOLDERS' EQUITY	53,945,320	36,757,351
Non-controlling interests	(9,807)
TOTAL EQUITY	53,935,513	36,757,351
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	84,799,257	56,653,676
Class A Common Stock
EQUITY:
Common stock	17,710	8,491
Class B Common Stock
EQUITY:
Common stock		$ 7,778